UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:     ______________

Central Index Key Number of securitizer:   ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001647595
Central Index Key Number of sponsor: ____________

               SMB Private Education Loan Trust 2017-B
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001720063
Central Index Key Number of underwriter (if applicable): ____________

                          Paul R. Van Hook, (571) 526-2395
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated October 24, 2017, of KPMG, LLP, obtained by the securitizer, which report sets forth the findings and conclusions, as applicable, of KPMG, LLP with respect to certain agreed-upon procedures performed by KPMG, LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 24, 2017

SMB EDUCATION FUNDING, LLC
(Securitizer)

By:	/s/ Paul R. Van Hook
Name: Paul R. Van Hook
Title: Vice President, Associate General Counsel and Assistant Secretary

EXHIBIT INDEX
Exhibit Number

99.1     KPMG Agreed-Upon Procedures Report